Assets Held for Sale and Discontinued Operations - Summary of Cash Flows from Discontinued Operations (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Cash Flows From Discontinued Operations [Abstract]
Cash From (Used in) Operating Activities	$ 27	$ 137	$ 38	$ 270
Cash From (Used in) Investing Activities	(37)	(50)	414	(138)
Net Cash Flow	$ (10)	$ 87	$ 452	$ 132